UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-09037

Nuveen Investment Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Symphony Credit Opportunities Fund

June 30, 2013

Shares	Description (1)				Value

	COMMON STOCKS – 0.1%

	Health Care Providers & Services – 0.1%

1,857	LifeCare Holdings Private Stock, (2), (4)				$232,125
	Media – 0.0%

9,292	Tribune Company, (3)				—
	Paper & Forest Products – 0.0%

30,709	Catalyst Paper Corporation, (2)				32,119
	Total Common Stocks (cost $246,584)				264,244

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL STRUCTURES – 0.2%

	IT Services – 0.2%

$1,000	Zayo Escrow Corporation	8.125%	1/01/20	B1	$1,085,000
	Total $1,000 Par (or similar) Institutional Structures (cost $1,000,000)				1,085,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	CONVERTIBLE BONDS – 0.8%

	Health Care Equipment & Supplies – 0.4%

$1,537	Hologic Inc.	0.000%	12/15/43	N/R	$1,573,504
	Health Care Providers & Services – 0.2%

500	LifePoint Hospitals, Inc.	3.500%	5/15/14	BB–	540,625

500	Omnicare, Inc.	3.250%	12/15/35	B+	515,000
1,000	Total Health Care Providers & Services				1,055,625
	Semiconductors & Equipment – 0.2%

1,000	ON Semiconductor Corporation	2.625%	12/15/26	BB+	1,015,625
$3,537	Total Convertible Bonds (cost $3,467,729)				3,644,754

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	CORPORATE BONDS – 73.1%

	Aerospace & Defense – 1.1%

$1,150	Bombardier Inc., 144A	6.125%	1/15/23	BB	$1,141,375

2,500	Erickson Air-Crane Inc., 144A	8.250%	5/01/20	B1	2,431,250

750	Sequa Corporation, 144A	7.000%	12/15/17	CCC+	742,500

1,000	TransDigm Inc.	7.750%	12/15/18	B–	1,052,500
5,400	Total Aerospace & Defense				5,367,625
	Auto Components – 0.5%

2,000	Ahern Rentals Inc., 144A	9.500%	6/15/18	B	1,995,000

500	Sonic Automotive Inc.	7.000%	7/15/22	BB–	545,000
2,500	Total Auto Components				2,540,000
	Chemicals – 3.4%

7,000	Hexion US Finance, 144A	6.625%	4/15/20	B1	6,982,500

1,600	Ineos Finance PLC, 144A	8.375%	2/15/19	BB–	1,748,000

5,000	Ineos Group Holdings SA, 144A	6.125%	8/15/18	B–	4,775,000

3,000	Momentive Performance Materials	10.000%	10/15/20	B2	3,120,000
16,600	Total Chemicals				16,625,500

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Symphony Credit Opportunities Fund (continued)

June 30, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Commercial Services & Supplies – 3.1%

$5,000	313 Group Incorporated, 144A	6.375%	12/01/19	B1	$4,750,000

500	Acco Brands Corporation	6.750%	4/30/20	BB	503,125

1,500	Aramark Corporation, 144A	5.750%	3/15/20	B–	1,533,750

3,000	Ceridian Corporation, 144A	8.875%	7/15/19	B1	3,333,750

810	Ceridian Corporation, 144A	11.000%	3/15/21	CCC	895,050

54	Ceridian Corporation	12.250%	11/15/15	CCC	54,675

3,894	Harland Clarke Holdings	9.500%	5/15/15	B–	3,855,060
14,758	Total Commercial Services & Supplies				14,925,410
	Communications Equipment – 1.1%

1,500	IntelSat Jackson Holdings, 144A	5.500%	8/01/23	B	1,410,000

1,000	IntelSat Jackson Holdings	7.250%	4/01/19	B	1,046,250

1,000	IntelSat Jackson Holdings	7.500%	4/01/21	B	1,050,000

2,000	Nortel Networks Limited, (8)	0.000%	7/15/11	N/R	2,050,000
5,500	Total Communications Equipment				5,556,250
	Computers & Peripherals – 0.3%

1,500	Sungard Data Systems Inc., 144A	6.625%	11/01/19	B–	1,507,500
	Containers & Packaging – 1.2%

1,750	Ardagh Packaging Finance / MP HD USA, 144A	7.000%	11/15/20	B3	1,686,563

1,000	Ardagh Packaging Finance PLC, 144A	7.375%	10/15/17	Ba3	1,067,500

1,000	Ardagh Packaging Finance PLC, 144A	7.375%	10/15/17	Ba3	1,066,250

1,250	Reynolds Group	7.875%	8/15/19	B+	1,362,500

500	Reynolds Group	6.875%	2/15/21	B+	525,000
5,500	Total Containers & Packaging				5,707,813
	Distributors – 1.8%

7,590	HD Supply Inc., 144A	11.500%	7/15/20	CCC+	8,804,400
	Diversified Consumer Services – 0.1%

650	NES Rental Holdings Inc., 144A	7.875%	5/01/18	CCC+	641,875
	Diversified Financial Services – 3.1%

1,000	Charter Communications, CCO Holdings LLC	7.375%	6/01/20	BB–	1,087,500

7,920	Getco Finance Escrow LLC, 144A	8.250%	6/15/18	B	7,484,400

2,000	Jefferies Finance LLC, 144A	7.375%	4/01/20	B+	1,940,000

3,000	Nationstar Mortgage LLC Capital Corporation	6.500%	6/01/22	B+	2,925,000

1,900	Springleaf Finance Corporation	6.000%	6/01/20	CCC+	1,700,500
15,820	Total Diversified Financial Services				15,137,400
	Diversified Telecommunication Services – 2.9%

1,213	Cincinnati Bell Inc.	8.375%	10/15/20	B1	1,246,358

1,500	CyrusOne LP Finance, 144A	6.375%	11/15/22	B+	1,537,500

2,000	IntelSat Limited, 144A	7.750%	6/01/21	CCC+	2,020,000

4,000	IntelSat Limited	8.125%	6/01/23	CCC+	4,130,000

2,000	Level 3 Financing Inc.	7.000%	6/01/20	BB–	1,995,000

2,000	Level 3 Financing Inc.	8.625%	7/15/20	BB–	2,130,000

1,000	Windstream Corporation	7.500%	4/01/23	BB+	1,015,000
13,713	Total Diversified Telecommunication Services				14,073,858
	Energy Equipment & Services – 1.8%

2,000	Hornbeck Offshore Services Inc.	5.875%	4/01/20	BB–	2,010,000

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Energy Equipment & Services (continued)

$5,000	Offshore Group Investment Limited	7.125%	4/01/23	B–	$4,912,500

2,000	Sabine Pass Liquefaction LLC, 144A	5.625%	4/15/23	BB+	1,890,000
9,000	Total Energy Equipment & Services				8,812,500
	Food & Staples Retailing – 1.6%

1,600	Rite Aid Corporation	9.250%	3/15/20	CCC+	1,766,000

500	Rite Aid Corporation	8.000%	8/15/20	BB–	553,750

5,000	US Foodservice	8.500%	6/30/19	CCC+	5,225,000
7,100	Total Food & Staples Retailing				7,544,750
	Food Products – 0.6%

1,000	Chiquita Brands International Inc., Corporate Bond, 144A	7.875%	2/01/21	B1	1,047,500

1,500	JBS USA LLC, 144A	8.250%	2/01/20	BB	1,571,250
2,500	Total Food Products				2,618,750
	Gas Utilities – 0.4%

2,000	AmeriGas Finance LLC	7.000%	5/20/22	Ba2	2,045,000
	Health Care Equipment & Supplies – 2.0%

248	Apria Healthcare Group Inc.	12.375%	11/01/14	B–	251,410

1,500	Biomet Inc., 144A	6.500%	8/01/20	B3	1,545,938

500	DJO Finance LLC / DJO Finance Corporation, 144A	8.750%	3/15/18	B–	540,000

2,500	Kinetic Concepts	10.500%	11/01/18	B	2,687,500

4,400	Kinetic Concepts	12.500%	11/01/19	CCC+	4,532,000

165	Rotech Healthcare Inc.	10.750%	10/15/15	D	167,681
9,313	Total Health Care Equipment & Supplies				9,724,529
	Health Care Providers & Services – 7.0%

1,000	Aviv Healthcare Properties LP	7.750%	2/15/19	BB	1,067,500

1,000	HCA Holdings Inc.	6.250%	2/15/21	B–	1,020,000

6,000	IASIS Healthcare Capital Corporation	8.375%	5/15/19	CCC+	6,056,250

4,000	Kindred Healthcare Inc., Term Loan	8.250%	6/01/19	B–	4,100,000

5,000	Prospect Medical Holdings Inc., 144A	8.375%	5/01/19	CCC+	5,225,000

2,000	Select Medical Corporation, 144A	6.375%	6/01/21	B–	1,900,000

1,385	Symbion Inc.	8.000%	6/15/16	B	1,440,400

2,000	Universal Hospital Services Inc., 144A	7.625%	8/15/20	B+	2,090,000

1,200	Vanguard Health Holding LLC/Inc.	8.000%	2/01/18	B–	1,272,000

2,000	Vanguard Health Holding LLC/Inc., 144A	7.750%	2/01/19	B–	2,120,000

7,000	Wolverine Healthcare Analytics, 144A	10.625%	6/01/20	CCC+	7,700,000
32,585	Total Health Care Providers & Services				33,991,150
	Health Care Technology – 0.1%

500	MedAssets Inc., 144A	8.000%	11/15/18	B–	530,000
	Hotels, Restaurants & Leisure – 3.7%

3,900	Boyd Gaming Corporation	9.000%	7/01/20	B3	3,953,625

1,000	Caesars Operating Escrow, 144A	9.000%	2/15/20	B–	952,500

3,000	Landry’s Holdings, 144A	10.250%	1/01/18	CCC+	3,105,000

2,000	Landry’s Restaurants Inc., 144A	9.375%	5/01/20	B3	2,110,000

1,200	MGM Resorts International Inc.	7.750%	3/15/22	B+	1,303,500

2,000	Pinnacle Entertainment Inc.	7.750%	4/01/22	B	2,090,000

2,000	RHP Hotel Properties LP Finance, 144A	5.000%	4/15/21	BB	1,940,000

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Symphony Credit Opportunities Fund (continued)

June 30, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Hotels, Restaurants & Leisure (continued)

$2,600	Station Casinos LLC, 144A	7.500%	3/01/21	CCC+	$2,626,000
17,700	Total Hotels, Restaurants & Leisure				18,080,625
	Household Durables – 0.7%

1,440	Libbey Glass Inc.	6.875%	5/15/20	B+	1,506,600

1,000	RSI Home Products Incorporated, 144A	6.875%	3/01/18	B+	1,022,500

1,000	Spectrum Brands Inc., 144A	6.375%	11/15/20	BB–	1,047,500
3,440	Total Household Durables				3,576,600
	Household Products – 2.6%

6,950	313 Group Incorporated, 144A	8.750%	12/01/20	CCC+	6,619,875

3,000	Serta Simmons Holdings LLC, 144A	8.125%	10/01/20	CCC+	3,052,500

1,500	Spectrum Brands Inc., 144A	6.625%	11/15/22	BB–	1,571,250

1,000	Spectrum Brands Inc.	9.500%	6/15/18	Ba3	1,095,000
12,450	Total Household Products				12,338,625
	Independent Power Producers & Energy Traders – 0.3%

1,500	NRG Energy Inc., 144A	6.625%	3/15/23	BB	1,500,000
	Insurance – 0.4%

2,000	Fidelity & Guaranty Life Holdings Inc., 144A	6.375%	4/01/21	BB–	1,940,000
	IT Services – 1.0%

3,000	First Data Corporation, 144A	7.375%	6/15/19	BB–	3,082,500

1,425	First Data Corporation	12.625%	1/15/21	B–	1,506,937
4,425	Total IT Services				4,589,437
	Leisure Equipment & Products – 0.5%

2,000	PC Merger Sub Inc., 144A	8.875%	8/01/20	CCC+	2,145,000
	Machinery – 2.0%

1,750	Cleaver-Brooks Inc., 144A	8.750%	12/15/19	B2	1,837,500

3,000	Meritor Inc.	6.750%	6/15/21	B–	2,865,000

2,000	Terex Corporation	6.000%	5/15/21	BB–	1,995,000

3,000	Xerium Technologies	8.875%	6/15/18	B	3,015,000
9,750	Total Machinery				9,712,500
	Media – 6.7%

3,000	CCO Holdings LLC Finance Corporation	5.750%	1/15/24	BB–	2,895,000

2,750	Cequel Communications Holding I LLC Capital	6.375%	9/15/20	B–	2,798,125

4,000	Cequel Communication Holdings I LLC Capital, 144A	5.125%	12/15/21	B–	3,760,000

1,000	Charter Communications, CCO Holdings LLC	7.000%	1/15/19	BB–	1,060,000

1,000	Charter Communications, CCO Holdings LLC	6.625%	1/31/22	BB–	1,042,500

109	Clear Channel Communications, Inc., 144A	9.000%	12/15/19	CCC+	105,730

1,000	Clear Channel Communications, Inc., 144A	11.250%	3/01/21	CCC+	1,042,500

5,500	Clear Channel Communications, Inc.	11.000%	8/01/16	CCC–	4,853,750

1,000	Clear Channel Communications, Inc.	10.750%	8/01/16	CCC–	867,500

500	Clear Channel Worldwide Holdings Inc.	7.625%	3/15/20	B	515,000

1,100	Clear Channel Worldwide Holdings Inc.	7.625%	3/15/20	B	1,138,500

8,000	McGraw-Hill Global Education Holdings, 144A	9.750%	4/01/21	BB	8,180,000

1,000	Mediacom LLC	7.250%	2/15/22	B	1,052,500

500	UnityMedia Hessen GmBH, 144A	7.500%	3/15/19	Ba3	526,250

1,000	UPCB Finance Limited, 144A	7.250%	11/15/21	BB	1,057,500

4	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Media (continued)

$500	UPCB Finance Limited, 144A	6.875%	1/15/22	BB	$517,500

1,000	WideOpenWest Finance Capital Corporation, 144A	10.250%	7/15/19	CCC+	1,062,500
32,959	Total Media				32,474,855
	Metals & Mining – 0.3%

1,000	Global Brass and Copper, 144A	9.500%	6/01/19	B	1,070,000

500	Novellis Inc.	8.750%	12/15/20	B	536,250
1,500	Total Metals & Mining				1,606,250
	Multiline Retail – 0.3%

1,300	Revlon Consumer Products, 144A	5.750%	2/15/21	B1	1,267,500
	Oil, Gas & Consumable Fuels – 8.6%

1,325	Atlas Pipeline LP Finance, 144A	4.750%	11/15/21	B+	1,192,500

1,000	Calumet Specialty Products	9.375%	5/01/19	B	1,070,000

250	Chaparral Energy Inc., 144A	7.625%	11/15/22	B–	255,000

1,400	Cheniere Energy Inc., 144A	5.625%	2/01/21	BB+	1,358,000

2,000	Drill Rigs Holdings Inc., 144A	6.500%	10/01/17	B	1,995,000

500	Energy Partners Limited	8.250%	2/15/18	B–	515,000

1,250	Everest Acquisition LLC Finance, 144A	7.750%	9/01/22	B	1,337,500

1,000	Genesis Energy LP	7.875%	12/15/18	B1	1,070,000

500	Halcon Resources Limited Liability Corporation, 144A	8.875%	5/15/21	CCC+	485,000

2,000	Laredo Petroleum Inc.	7.375%	5/01/22	B–	2,100,000

2,000	Linn Energy LLC Finance Corporation, 144A	6.250%	11/01/19	B	1,905,000

2,000	Magnum Hunter Resources Corporation, 144A	9.750%	5/15/20	Caa1	2,030,000

2,000	Magnum Hunter Resources Corporation	9.750%	5/15/20	Caa1	2,030,000

2,000	Oasis Petroleum Inc.	6.500%	11/01/21	B	2,050,000

2,750	Penn Virginia Corporation, 144A	8.500%	5/01/20	B–	2,667,500

2,000	PetroBakken Energy Limited, 144A	8.625%	2/01/20	CCC+	1,900,000

1,750	Rosetta Resources Inc.	5.625%	5/01/21	B+	1,708,438

1,450	Sanchez Energy Corporation, 144A	7.750%	6/15/21	CCC+	1,413,750

2,600	Shelf Drill Holdings Limited, 144A	8.625%	11/01/18	B1	2,704,000

6,000	Talos Production LLC, 144A	9.750%	2/15/18	CCC+	5,700,000

6,000	Venoco Inc.	8.875%	2/15/19	CCC+	5,850,000
41,775	Total Oil, Gas & Consumable Fuels				41,336,688
	Paper & Forest Products – 1.0%

4,900	Resolute Forest Products, 144A	5.875%	5/15/23	BB–	4,373,250

500	Unifrax I LLC / Unifrax Holdings, 144A	7.500%	2/15/19	B–	510,000
5,400	Total Paper & Forest Products				4,883,250
	Personal Products – 0.2%

1,000	Prestige Brands Inc.	8.125%	2/01/20	B–	1,092,500
	Pharmaceuticals – 0.6%

2,900	VPII Escrow Corporation, 144A, (WI/DD)	7.500%	7/15/21	B1	3,001,500
	Real Estate Investment Trust – 0.5%

1,200	IStar Financial Inc.	9.000%	6/01/17	B+	1,338,000

1,250	IStar Financial Inc.	4.875%	7/01/18	B+	1,175,000
2,450	Total Real Estate Investment Trust				2,513,000

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Symphony Credit Opportunities Fund (continued)

June 30, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Road & Rail – 0.6%

$1,250	Avis Budget Car Rental, 144A	5.500%	4/01/23	BB–	$1,206,250

1,000	Avis Budget Car Rental	8.250%	1/15/19	BB–	1,087,500

500	Swift Services Holdings Inc.	10.000%	11/15/18	B+	552,500
2,750	Total Road & Rail				2,846,250
	Semiconductors & Equipment – 0.4%

2,000	Advanced Micro Devices, Inc.	7.750%	8/01/20	B	1,945,000
	Software – 0.9%

400	Emdeon Inc.	11.000%	12/31/19	CCC+	451,000

2,000	First Data Corporation	10.625%	6/15/21	B–	1,975,000

850	Infor Us Inc.	11.500%	7/15/18	B–	962,625

750	Infor Us Inc.	9.375%	4/01/19	B–	812,813
4,000	Total Software				4,201,438
	Specialty Retail – 3.0%

3,750	Burlington Holding LLC Finance, Payment in Kind	9.000%	2/15/18	Caa2	3,843,750

3,000	Claires Stores, Inc., 144A	9.000%	3/15/19	B2	3,300,000

750	Claires Stores, Inc., 144A	7.750%	6/01/20	Caa2	725,625

1,000	Claires Stores, Inc.	10.500%	6/01/17	CCC	1,037,500

1,000	Claires Stores, Inc.	8.875%	3/15/19	CCC	1,050,000

2,850	Jo-Ann Stores Holdings Inc., 144A	9.750%	10/15/19	CCC+	2,928,373

1,200	Rite Aid Corporation, 144A, (WI/DD)	6.750%	6/15/21	CCC+	1,179,000

500	Sonic Automotive Inc., 144A	5.000%	5/15/23	BB–	485,000
14,050	Total Specialty Retail				14,549,248
	Textiles, Apparel & Luxury Goods – 2.1%

4,000	Fifth & Pacific Company Inc.	10.500%	4/15/19	B	4,370,000

2,000	Levi Strauss & Company	6.875%	5/01/22	BB–	2,170,000

1,000	Perry Ellis International	7.875%	4/01/19	B+	1,052,500

2,400	Springs Industries Inc-SIWF Merger Sub	6.250%	6/01/21	B	2,352,000
9,400	Total Textiles, Apparel & Luxury Goods				9,944,500
	Thrifts & Mortgage Finance – 0.3%

1,500	Nationstar Mortgage LLC Capital Corporation	6.500%	7/01/21	B+	1,440,000
	Trading Companies & Distributors – 0.7%

2,000	Rexel SA, 144A	5.250%	6/15/20	BB	1,995,000

1,200	United Rentals North America Inc.	7.375%	5/15/20	B+	1,281,000
3,200	Total Trading Companies & Distributors				3,276,000
	Wireless Telecommunication Services – 3.6%

2,000	CenturyLink Inc.	5.625%	4/01/20	BB+	2,020,000

2,000	Digicel Limited, 144A	6.000%	4/15/21	B1	1,890,000

4,000	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	3,960,000

1,700	MetroPCS Wireless Inc., 144A	6.250%	4/01/21	BB	1,729,750

3,500	MetroPCS Wireless Inc., 144A	6.625%	4/01/23	BB	3,561,250

2,000	NII International Telecom SA, 144A	7.875%	8/15/19	B2	1,895,000

1,000	Nortel Networks Limited, (8)	10.125%	7/15/13	N/R	1,108,750

1,000	Syniverse Holdings Inc.	9.125%	1/15/19	B–	1,067,500
17,200	Total Wireless Telecommunication Services				17,232,250
$349,178	Total Corporate Bonds (cost $352,173,254)				353,647,326

6	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity (6)	Ratings (5)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 19.5% (7)

	Aerospace & Defense – 0.5%

$1,619	Beechcraft Holdings LLC, Exit Term Loan B	5.750%	2/15/20	BB–	$1,622,083

876	Hamilton Sundstrand, Term Loan, First Lien	4.000%	12/13/19	B+	870,635
2,495	Total Aerospace & Defense				2,492,718
	Airlines – 0.1%

500	United Air Lines, Inc., Term Loan B	4.000%	4/01/19	Ba2	501,125
	Auto Components – 0.6%

2,113	Federal-Mogul Corporation, Tranche B, Term Loan, (WI/DD)	TBD	TBD	B1	2,022,379

1,078	Federal-Mogul Corporation, Tranche C, Term Loan, (WI/DD)	TBD	TBD	B1	1,031,826
3,191	Total Auto Components				3,054,205
	Biotechnology – 0.1%

293	Grifols, Inc., Term Loan	4.250%	6/01/17	BB+	294,613
	Capital Markets – 0.6%

850	American Capital, LTD., Senior Secured Term Loan	5.500%	8/15/16	BB+	852,380

1,937	Walter Investment Management Corporation, Tranche B, Term Loan	5.750%	11/28/17	B+	1,950,260
2,787	Total Capital Markets				2,802,640
	Chemicals – 0.1%

488	Univar, Inc., Term Loan	5.000%	6/30/17	B+	477,983
	Commercial Services & Supplies – 1.2%

433	CCS Income Trust, Term Loan, First Lien	6.250%	5/12/18	B2	433,104

2,491	Ceridian Corporation, Extended Term Loan	5.942%	5/09/17	B1	2,505,818

2,981	Harland Clarke Holdings Corporation, Term Loan B3	7.000%	5/22/18	B+	2,872,746
5,905	Total Commercial Services & Supplies				5,811,668
	Communications Equipment – 0.2%

995	Alcatel-Lucent, Term Loan C	7.250%	1/29/19	B+	1,005,987
	Consumer Finance – 0.0%

204	Springleaf Financial Funding Company, Term Loan	5.500%	5/10/17	B	204,046
	Containers & Packaging – 0.1%

710	Reynolds Group Holdings, Inc., Term Loan	4.750%	9/28/18	B+	712,803
	Distributors – 0.3%

1,238	HD Supply, Inc., Term Loan B	4.500%	10/12/17	B+	1,241,174
	Diversified Consumer Services – 0.6%

990	Cengage Learning Acquisitions, Inc., Term Loan, (8)	2.700%	7/03/14	CCC	742,126

1,995	Laureate Education, Inc., Extended Term Loan	5.250%	6/15/18	B1	1,996,178
2,985	Total Diversified Consumer Services				2,738,304
	Diversified Financial Services – 0.8%

1,500	Home Loan Servicing Solutions, Ltd., Term Loan B	4.500%	6/20/20	BB–	1,492,500

2,402	WideOpenWest Finance LLC, Term Loan B	4.750%	4/01/19	B1	2,411,639
3,902	Total Diversified Financial Services				3,904,139
	Food & Staples Retailing – 0.9%

604	Albertson’s LLC, Term Loan B1	4.250%	3/21/16	BB–	603,837

394	Albertson’s LLC, Term Loan B2	4.750%	3/21/19	BB–	391,554

500	BJ Wholesale Club, Inc., Term Loan, Second Lien	9.750%	3/26/20	CCC+	508,906

1,000	Rite Aid Corporation, Tranche 1, Term Loan, Second Lien	5.750%	8/21/20	BB–	1,019,375

498	Supervalu, Inc., New Term Loan B	5.000%	3/21/19	BB–	496,071

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Symphony Credit Opportunities Fund (continued)

June 30, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity (6)	Ratings (5)	Value

	Food & Staples Retailing (continued)

$1,444	Wilton Products, Inc., Tranche B, Term Loan	7.500%	8/30/18	B1	$1,442,848
4,440	Total Food & Staples Retailing				4,462,591
	Food Products – 1.1%

998	AdvancePierre Foods, Inc., Term Loan, First Lien	5.750%	7/10/17	B1	1,005,397

900	AdvancePierre Foods, Inc., Term Loan, Second Lien	9.500%	10/10/17	CCC+	919,500

896	BJ’s Wholesale Club, Inc., Term Loan, First Lien	4.250%	9/26/19	B	894,526

2,441	US Foods, Inc., Incremental Term Loan	4.500%	3/31/19	B2	2,424,023
5,235	Total Food Products				5,243,446
	Health Care Equipment & Supplies – 0.2%

868	Hologic, Inc., Term Loan B	4.500%	8/01/19	BBB–	872,440
	Health Care Providers & Services – 2.2%

5,000	Apria Healthcare Group, Inc., Term Loan, First Lien	6.750%	4/06/20	BB–	4,987,500

693	Gentiva Health Services, Inc., Term Loan B	6.500%	8/17/16	B+	697,202

458	IASIS Healthcare LLC, Term Loan B2, First Lien	4.500%	5/03/18	Ba3	458,151

744	National Mentor Holdings, Inc., Term Loan B	6.500%	2/09/17	B+	752,666

931	Select Medical Corporation, Term Loan B	4.002%	6/01/18	Ba2	936,714

1,980	Sheridan Holdings, Inc., Term Loan, First Lien	4.500%	6/29/18	B+	1,987,475

941	Skilled Healthcare Group, Inc., Term Loan	6.788%	4/09/16	B1	949,673
10,747	Total Health Care Providers & Services				10,769,381
	Hotels, Restaurants & Leisure – 0.5%

1,476	Landry’s Restaurants, Inc., Term Loan B	4.750%	4/24/18	BB–	1,479,621

998	Station Casino LLC, Term Loan B	5.000%	3/02/20	B1	999,495
2,474	Total Hotels, Restaurants & Leisure				2,479,116
	Household Durables – 0.9%

1,496	AOT Bedding Super Holdings LLC, Term Loan B	5.003%	10/01/19	B+	1,501,861

1,995	Sun Products Corporation, Term Loan	5.500%	3/23/20	B1	1,976,712

811	Tempur-Pedic International, Inc., New Term Loan B	3.500%	3/18/20	BB	806,264
4,302	Total Household Durables				4,284,837
	Internet & Catalog Retail – 0.3%

1,493	EIG Investors Corp., Term Loan, First Lien	6.250%	11/09/19	B1	1,501,828
	Internet Software & Services – 0.4%

1,741	Sabre, Inc., Term Loan B	5.250%	2/19/19	B1	1,754,301
	IT Services – 1.1%

662	CompuCom Systems, Inc., Term Loan B	4.250%	5/09/20	B1	657,665

1,000	EIG Investors Corp., Term Loan, Second Lien	10.250%	5/09/20	CCC+	1,012,500

606	SRA International, Term Loan	6.500%	7/20/18	B1	603,600

1,500	SunGard Data Systems, Inc., Term Loan E	4.000%	3/07/20	BB	1,506,250

388	VFH Parent LLC, Term Loan B	5.750%	7/08/16	Ba1	391,057

990	Zayo Group LLC, Term Loan B	4.500%	7/02/19	B1	990,619
5,146	Total IT Services				5,161,691
	Machinery – 0.4%

2,000	Xerium Technologies, Inc., Initial Term Loan	6.250%	5/17/19	BB–	2,000,000
	Media – 1.4%

274	Acquisitions Cogeco Cable II L.P., Term Loan B	3.250%	11/30/19	BB	275,335

205	Clear Channel Communications, Inc., Tranche D, Term Loan	6.945%	1/30/19	CCC+	187,089

8	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity (6)	Ratings (5)	Value

	Media (continued)

$661	Cumulus Media, Inc., Term Loan B, First Lien	4.500%	9/18/18	Ba2	$664,655

339	Cumulus Media, Inc., Term Loan, Second Lien	7.500%	9/16/19	B3	346,787

2,000	Emerald Expositions Holdings, Inc., Term Loan, First Lien	5.500%	6/17/20	BB–	2,003,750

1,000	Internet Brands, Inc., Term Loan B	6.250%	3/18/19	B+	1,004,375

1,994	McGraw-Hill Education Holdings LLC, Term Loan	9.000%	3/22/19	B2	1,970,561

500	Weather Channel Corporation, Term Loan, Second Lien	7.000%	12/13/20	B3	506,250
6,973	Total Media				6,958,802
	Metals & Mining – 0.0%

108	FMG Resources, Ltd., Term Loan B	5.250%	10/18/17	BBB–	107,149
	Multiline Retail – 0.0%

194	99 Cents Only Stores, Term Loan B1	5.260%	1/11/19	B+	194,800
	Oil, Gas & Consumable Fuels – 0.5%

2,500	Harvey Gulf International Marine, Inc., Term Loan B	5.500%	6/18/20	B1	2,506,250
	Personal Products – 0.1%

337	Prestige Brands, Inc., Term Loan B1	3.750%	1/31/19	BB–	339,298
	Pharmaceuticals – 0.6%

263	ConvaTec Healthcare, Incremental Term Loan B	5.000%	12/22/16	Ba3	264,856

22	Graceway Pharmaceuticals LLC, Term Loan, (8)	0.000%	5/03/12	N/R	24,590

492	Pharmaceutical Product Development, Inc., Term Loan B, First Lien	4.250%	12/01/18	Ba3	493,947

2,000	Valeant Pharmaceuticals International, Inc., Term Loan E, (WI/DD)	TBD	TBD	BB	1,999,108
2,777	Total Pharmaceuticals				2,782,501
	Real Estate Investment Trust – 0.8%

2,500	Capital Automotive LP, Term Loan, Second Lien	6.000%	4/30/20	B1	2,556,250

1,316	iStar Financial, Inc., Term Loan	4.500%	10/15/17	BB–	1,334,352
3,816	Total Real Estate Investment Trust				3,890,602
	Real Estate Management & Development – 0.4%

343	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	Ba2	342,804

1,496	Realogy Corporation, Term Loan B	4.500%	3/05/20	B+	1,504,666
1,839	Total Real Estate Management & Development				1,847,470
	Road & Rail – 0.1%

269	Swift Transportation Company, Inc., Term Loan B2	4.000%	12/01/17	BB	271,712
	Software – 0.8%

1,544	Attachmate Corporation, Term Loan, First Lien	7.272%	11/22/17	BB–	1,551,540

452	Blackboard, Inc., Term Loan B2	6.250%	10/04/18	B	455,891

435	Datatel Parent Corp, Term Loan B	4.500%	7/19/18	B+	436,787

500	Deltek, Inc., Term Loan, Second Lien	10.000%	10/10/19	CCC+	501,875

1,064	Infor Enterprise Applications, Term Loan B	5.250%	4/05/18	Ba3	1,071,974
3,995	Total Software				4,018,067
	Specialty Retail – 0.9%

1,823	Collective Brands, Inc., Term Loan B	7.250%	10/09/19	B	1,842,421

2,000	J.C. Penney Corporation, Inc., Term Loan, First Lien	6.000%	5/22/18	BB–	2,005,694

440	Jo-Ann Stores, Inc., Term Loan, First Lien	4.000%	3/16/18	B+	439,907
4,263	Total Specialty Retail				4,288,022

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Symphony Credit Opportunities Fund (continued)

June 30, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity (6)	Ratings (5)	Value
	Wireless Telecommunication Services – 0.7%

$161	Clear Channel Communications, Inc., Tranche B, Term Loan	3.845%	1/29/16	CCC+	$147,408

1,500	Cricket Communications, Inc., Term Loan C	4.750%	3/08/20	Ba3	1,489,064

1,985	IPC Systems, Inc., Term Loan, Tranche C, First Lien	7.750%	7/31/17	B1	1,886,941
3,646	Total Wireless Telecommunication Services				3,523,413
$94,856	Total Variable Rate Senior Loan Interests (cost $93,926,092)				94,499,122

Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 3.3%

$15,971	Repurchase Agreement with State Street Bank, dated 6/28/13, repurchase price $15,971,266, collateralized by $16,325,000 U.S. Treasury Notes, 0.375%, due 11/15/15, value $16,291,501	0.010%	7/01/13		$15,971,253
	Total Short-Term Investments (cost $15,971,253)				15,971,253
	Total Investments (cost $466,784,912) – 97.0%				469,111,699
	Other Assets Less Liabilities – 3.0%				14,369,212
	Net Assets – 100%				$483,480,911

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$32,119	$232,125	$ —	*	$264,244
$1,000 Par (or similar) Institutional Structures	—	1,085,000	—		1,085,000
Convertible Bonds	—	3,644,754	—		3,644,754
Corporate Bonds	—	353,647,326	—		353,647,326
Variable Rate Senior Loan Interests	—	94,499,122	—		94,499,122
Short-Term Investments:
Repurchase Agreements	—	15,971,253	—		15,971,253
Total	$32,119	$469,079,580	$ —		$469,111,699
*	Value equals zero as of the end of the reporting period.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

10	Nuveen Investments

As of June 30, 2013, the cost of investments was $467,261,677.

Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2013, were as follows:

Gross unrealized:
Appreciation	$8,384,354
Depreciation	(6,534,332)
Net unrealized appreciation (depreciation) of investments	$1,850,022

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.
(4)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.
(5)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(6)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.
(7)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(8)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
N/R	Not rated.
DD1	Portion of investment purchased on a delayed delivery basis.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. As of settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Symphony Floating Rate Income Fund

June 30, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 17.5%

	Chemicals – 0.2%

$500	Hexion US Finance Corporation	8.875%	2/01/18	B3	$510,000
	Commercial Services & Supplies – 0.2%

500	Ceridian Corporation	12.250%	11/15/15	CCC	506,250
	Distributors – 0.8%

1,500	HD Supply Inc.	11.500%	7/15/20	CCC+	1,740,000
	Diversified Consumer Services – 0.4%

1,000	NES Rental Holdings Inc., 144A	7.875%	5/01/18	CCC+	987,500
	Diversified Financial Services – 0.4%

850	UPCB Finance Limited, 144A	6.625%	7/01/20	BB	879,750
	Diversified Telecommunication Services – 3.1%

2,100	IntelSat Limited, 144A	7.750%	6/01/21	CCC+	2,121,000

2,500	IntelSat Limited	8.125%	6/01/23	CCC+	2,581,250

2,000	Level 3 Communications Inc.	11.875%	2/01/19	B–	2,265,000
6,600	Total Diversified Telecommunication Services				6,967,250
	Health Care Equipment & Supplies – 1.6%

3,325	Kinetic Concepts	10.500%	11/01/18	B	3,574,375
	Health Care Providers & Services – 2.2%

3,500	IASIS Healthcare Capital Corporation	8.375%	5/15/19	CCC+	3,532,813

500	Kindred Healthcare Inc., Term Loan	8.250%	6/01/19	B–	512,500

300	Vanguard Health Holding LLC/Inc.	8.000%	2/01/18	B–	318,000

500	Vanguard Health Holding LLC/Inc.	7.750%	2/01/19	B–	530,000
4,800	Total Health Care Providers & Services				4,893,313
	Hotels, Restaurants & Leisure – 0.1%

250	Caesars Operating Escrow, 144A	9.000%	2/15/20	B–	238,750
	Household Products – 1.9%

2,750	Reynolds Group	9.875%	8/15/19	CCC+	2,942,500

1,250	Spectrum Brands Inc., 144A	6.625%	11/15/22	BB–	1,309,375
4,000	Total Household Products				4,251,875
	Machinery – 0.2%

500	Xerium Technologies	8.875%	6/15/18	B	502,500
	Media – 2.0%

2,000	Cequel Communications Holding I LLC Capital	6.375%	9/15/20	B–	2,035,000

2,000	Clear Channel Communications, Inc., 144A	9.000%	12/15/19	CCC+	1,940,000

91	Clear Channel Communications, Inc.	9.000%	12/15/19	CCC+	88,270

500	WideOpenWest Finance Capital Corporation, 144A	10.250%	7/15/19	CCC+	531,250
4,591	Total Media				4,594,520
	Pharmaceuticals – 1.3%

1,750	Endo Pharmaceutical Holdings Inc.	7.250%	1/15/22	BB–	1,763,125

1,000	VPII Escrow Corporation, 144A, (WI/DD)	7.500%	7/15/21	B1	1,035,000
2,750	Total Pharmaceuticals				2,798,125
	Semiconductors & Equipment – 1.3%

1,200	Advanced Micro Devices, Inc.	7.750%	8/01/20	B	1,167,000

1,916	Advanced Micro Devices, Inc.	7.500%	8/15/22	B	1,853,730
3,116	Total Semiconductors & Equipment				3,020,730

12	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Software – 0.8%

$1,500	Emdeon Inc.	11.000%	12/31/19	CCC+	$1,691,250
	Wireless Telecommunication Services – 1.0%

1,000	MetroPCS Wireless Inc., 144A	6.250%	4/01/21	BB	1,017,500

1,250	MetroPCS Wireless Inc., 144A	6.625%	4/01/23	BB	1,271,874
2,250	Total Wireless Telecommunication Services				2,289,374
$38,032	Total Corporate Bonds (cost $40,053,475)				39,445,562

Principal Amount (000)	Description (1)	Coupon	Maturity (3)	Ratings (2)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 75.6% (4)

	Aerospace & Defense – 0.8%

$1,744	Sequa Corporation, Term Loan B, DD1	5.250%	6/19/17	B1	$1,755,188
	Airlines – 1.9%

1,398	Delta Air Lines, Inc., Term Loan B1, DD1	4.000%	10/18/18	Ba1	1,397,750

1,000	United Air Lines, Inc., Term Loan B	4.000%	4/01/19	Ba2	1,002,250

2,000	US Airways, Inc., Term Loan B1, DD1	4.250%	5/23/19	BB+	1,977,500
4,398	Total Airlines				4,377,500
	Auto Components – 1.0%

1,585	Federal-Mogul Corporation, Tranche B, Term Loan, (WI/DD)	TBD	TBD	B1	1,516,784

809	Federal-Mogul Corporation, Tranche C, Term Loan, (WI/DD)	TBD	TBD	B1	773,869
2,394	Total Auto Components				2,290,653
	Beverages – 0.2%

500	Constellation Brands, Inc., Term Loan	2.750%	5/01/20	BB+	498,688
	Capital Markets – 2.0%

213	American Capital, LTD., Senior Secured Term Loan	5.500%	8/15/16	BB+	213,095

4,180	Walter Investment Management Corporation, Tranche B, Term Loan, DD1	5.750%	11/28/17	B+	4,208,264
4,393	Total Capital Markets				4,421,359
	Chemicals – 0.8%

999	Ineos US Finance LLC, Term Loan, First Lien	4.000%	5/04/18	BB–	982,428

750	MacDermid, Inc., Tranche B, Term Loan, Second Lien	7.750%	12/07/20	B–	761,250
1,749	Total Chemicals				1,743,678
	Commercial Services & Supplies – 2.8%

625	Aramark Corporation, Term Loan, Tranche D	4.000%	9/09/19	BB–	627,812

130	CCS Income Trust, Term Loan, First Lien	6.250%	5/12/18	B2	129,961

3,899	Ceridian Corporation, Extended Term Loan, DD1	5.942%	5/09/17	B1	3,922,886

1,622	Harland Clarke Holdings Corporation, Term Loan B3	7.000%	5/22/18	B+	1,563,271
6,276	Total Commercial Services & Supplies				6,243,930
	Communications Equipment – 1.7%

3,490	Alcatel-Lucent, Term Loan C, DD1	7.250%	1/29/19	B+	3,528,518

235	Cricket Communications, Inc., Term Loan B	4.750%	10/10/19	Ba3	235,131
3,725	Total Communications Equipment				3,763,649
	Consumer Finance – 0.1%

196	Royalty Pharma Finance Trust, Incremental Term Loan	4.000%	11/09/18	Baa2	196,384
	Containers & Packaging – 0.7%

1,500	Pact Group, Inc., Term Loan B	3.750%	5/22/20	Ba3	1,494,375

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Symphony Floating Rate Income Fund (continued)

June 30, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity (3)	Ratings (2)	Value

	Distributors – 1.2%

$2,742	HD Supply, Inc., Term Loan B, DD1	4.500%	10/12/17	B+	$2,750,589
	Diversified Consumer Services – 1.1%

2,491	Laureate Education, Inc., Extended Term Loan, DD1	5.250%	6/15/18	B1	2,492,691
	Diversified Financial Services – 4.3%

997	Altisource Solutions S.A R.L., Term Loan B	5.750%	11/27/19	B+	1,003,728

2,500	Home Loan Servicing Solutions, Ltd., Term Loan B	4.500%	6/20/20	BB–	2,487,500

1,000	ION Trading Technologies S.A.R.L., Term Loan, First Lien	4.500%	5/22/20	B+	996,667

1,000	KCG Holdings, Inc., Term Loan B, (WI/DD)	TBD	TBD	BB–	985,000

1,496	Ocwen Financial Corporation, Term Loan B, DD1	5.000%	1/23/18	B1	1,507,846

2,768	WideOpenWest Finance LLC, Term Loan B, DD1	4.750%	4/01/19	B1	2,779,178
9,761	Total Diversified Financial Services				9,759,919
	Diversified Telecommunication Services – 1.1%

2,000	Level 3 Financing, Inc., Tranche B, Term Loan, (WI/DD)	TBD	TBD	BB	2,004,376

498	Windstream Corporation, Term Loan B4	3.500%	1/23/20	BBB–	498,847
2,498	Total Diversified Telecommunication Services				2,503,223
	Electric Utilities – 0.9%

997	Calpine Corporation, Term Loan B2, (WI/DD)	TBD	TBD	BB+	998,328

1,000	Equipower Resources Holdings LLC, Term Loan C, (WI/DD)	TBD	TBD	BB	995,000
1,997	Total Electric Utilities				1,993,328
	Electrical Equipment – 0.2%

429	Generac Power Systems, Inc., Term Loan B	3.500%	5/31/20	B+	426,027
	Food & Staples Retailing – 1.8%

302	Albertson’s LLC, Term Loan B1	4.250%	3/21/16	N/R	301,919

197	Albertson’s LLC, Term Loan B2	4.750%	3/21/19	BB–	195,777

1,500	Rite Aid Corporation, Second Lien Term Loan	4.875%	6/21/21	BB–	1,498,125

500	Rite Aid Corporation, Tranche 1, Term Loan, Second Lien	5.750%	8/21/20	BB–	509,688

1,495	Supervalu, Inc., New Term Loan B, DD1	5.000%	3/21/19	BB–	1,488,639
3,994	Total Food & Staples Retailing				3,994,148
	Food Products – 4.6%

150	AdvancePierre Foods, Inc., Term Loan, First Lien	5.750%	7/10/17	B1	150,810

225	AdvancePierre Foods, Inc., Term Loan, Second Lien	9.500%	10/10/17	CCC+	229,875

209	BJ’s Wholesale Club, Inc., Term Loan, First Lien	4.250%	9/26/19	B	208,723

4,500	HJ Heinz Company, Term Loan B2, DD1	3.500%	6/05/20	BB+	4,505,332

998	Pinnacle Foods Finance LLC, Term Loan G	3.250%	4/29/20	BB	993,656

1,000	Sprouts Farmers Market Holdings LLC, Term Loan	4.500%	4/23/20	B+	1,001,250

3,240	US Foods, Inc., Incremental Term Loan, (WI/DD)	TBD	TBD	B2	3,217,440
10,322	Total Food Products				10,307,086
	Health Care Equipment & Supplies – 2.2%

1,743	Kinetic Concepts, Inc., Term Loan D1, DD1	4.500%	5/04/18	Ba2	1,745,780

2,500	Onex Carestream Finance LP, Term Loan, First Lien, DD1	5.000%	6/07/19	B+	2,469,532

703	United Surgical Partners International, Inc., Incremental Term Loan	4.750%	4/03/19	B1	705,014
4,946	Total Health Care Equipment & Supplies				4,920,326
	Health Care Providers & Services – 4.6%

2,000	Apria Healthcare Group, Inc., Term Loan, First Lien	6.750%	4/06/20	BB–	1,995,000

891	Golden Living, Term Loan	5.000%	5/04/18	B1	857,683

14	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity (3)	Ratings (2)	Value

	Health Care Providers & Services (continued)

$116	Health Management Associates, Inc., Replacement Term Loan B	3.500%	11/16/18	BB–	$116,383

1,995	IASIS Healthcare LLC, Term Loan B2, First Lien, (WI/DD)	TBD	TBD	Ba3	1,996,484

1,413	Kindred Healthcare, Inc., Term Loan B1	4.250%	6/01/18	Ba3	1,403,767

124	Lifepoint Hospitals, Inc., Incremental Term Loan B	2.700%	7/24/17	Ba1	124,453

326	Select Medical Corporation, Term Loan B	4.002%	6/01/18	BB–	328,202

498	Sheridan Holdings, Inc., Term Loan, First Lien	4.500%	6/29/18	B+	499,366

250	Sheridan Holdings, Inc., Term Loan, Second Lien	9.000%	7/01/19	B–	252,396

1,000	Surgical Care Affiliates LLC, Incremental Term Loan B, DD1	4.250%	6/29/18	B1	1,000,625

1,246	Truven Health Analytics, Inc., Term Loan B, DD1	4.500%	5/24/19	Ba3	1,242,511

500	Vanguard Health Holding Company II LLC, Term Loan B	3.750%	1/29/16	BB–	502,625
10,359	Total Health Care Providers & Services				10,319,495
	Hotels, Restaurants & Leisure – 1.6%

815	BLB Management Services, Inc., Term Loan	5.250%	11/10/18	BB–	826,019

989	Landry’s Restaurants, Inc., Term Loan B	4.750%	4/24/18	BB–	992,005

1,745	MGM Resorts International, Term Loan B	3.500%	12/20/19	BB	1,733,430
3,549	Total Hotels, Restaurants & Leisure				3,551,454
	Household Durables – 0.8%

1,746	Sun Products Corporation, Term Loan	5.500%	3/23/20	B1	1,729,623
	Independent Power Producers & Energy Traders – 1.0%

997	Calpine Corporation, Term Loan B1, DD1	4.000%	4/01/18	BB+	997,990

1,231	Dynegy, Inc., Term Loan B2	4.000%	4/23/20	BB–	1,226,154
2,228	Total Independent Power Producers & Energy Traders				2,224,144
	Industrial Conglomerates – 1.5%

3,491	DuPont Performance Coatings, Dollar Term Loan B, (WI/DD)	TBD	TBD	B+	3,498,421
	Insurance – 0.9%

1,442	Sedgwick Holdings, Inc., Term Loan, First Lien	4.250%	6/10/18	B+	1,445,012

500	Sedgwick Holdings, Inc., Term Loan, Second Lien	8.000%	12/10/18	CCC+	505,000
1,942	Total Insurance				1,950,012
	Internet & Catalog Retail – 0.1%

199	EIG Investors Corp., Term Loan, First Lien	6.250%	11/09/19	B1	200,244
	Internet Software & Services – 1.2%

500	ION Trading Technologies S.A.R.L., Term Loan, Second Lien	8.250%	5/22/21	CCC+	498,750

2,293	Sabre, Inc., Term Loan B, DD1	5.250%	2/19/19	B1	2,309,923
2,793	Total Internet Software & Services				2,808,673
	IT Services – 1.6%

100	EIG Investors Corp., Term Loan, Second Lien	10.250%	5/09/20	CCC+	101,250

1,000	SunGard Data Systems, Inc., Term Loan E	4.000%	3/07/20	BB	1,004,167

1,000	VFH Parent LLC, Term Loan B	5.750%	7/08/16	Ba1	1,009,167

1,593	Zayo Group LLC, Term Loan B, DD1	4.500%	7/02/19	B1	1,594,209
3,693	Total IT Services				3,708,793
	Leisure Equipment & Products – 2.5%

1,496	AMC Entertainment, Inc., Initial Term Loan	3.500%	4/30/20	Ba2	1,495,502

377	Bombardier Recreational Products, Inc., Term Loan B	4.000%	1/30/19	B+	377,261

349	Equinox Holdings, Inc., New Initial Term Loan B	4.500%	1/31/20	B1	349,168

2,500	Four Seasons Holdings First Lien Term Loan, (WI/DD)	TBD	TBD	B1	2,509,375

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Symphony Floating Rate Income Fund (continued)

June 30, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity (3)	Ratings (2)	Value

	Leisure Equipment & Products (continued)

$1,000	Four Seasons Holdings Inc., Second Lien Term Loan, (WI/DD)	TBD	TBD	Caa1	$1,010,625
5,722	Total Leisure Equipment & Products				5,741,931
	Machinery – 0.5%

1,250	Xerium Technologies, Inc., Initial Term Loan	6.250%	5/17/19	BB–	1,250,000
	Media – 6.6%

91	Acquisitions Cogeco Cable II L.P., Term Loan B	3.250%	11/30/19	BB	91,595

393	Charter Communications Operating Holdings LLC, Term Loan F	3.000%	12/31/20	Baa3	391,359

1,799	Clear Channel Communications, Inc., Tranche D, Term Loan	6.945%	1/30/19	CCC+	1,644,553

1,500	Emerald Expositions Holdings, Inc., Term Loan, First Lien	5.500%	6/17/20	BB–	1,502,812

1,707	EMI Music Publishing LLC, Term Loan B, DD1	4.250%	6/29/18	BB–	1,716,222

497	FoxCo Acquisition Sub LLC, Initial Term Loan	5.500%	7/14/17	B	503,299

500	Internet Brands, Inc., Term Loan B	6.250%	3/18/19	B+	502,188

2,494	McGraw-Hill Education Holdings LLC, Term Loan, DD1	9.000%	3/22/19	BB	2,463,202

248	Mediacom Broadband LLC, Tranche G, Term Loan	4.000%	1/20/20	BB–	250,916

1,893	Tribune Company, Exit Term Loan B, DD1	4.000%	12/17/19	BB+	1,910,330

93	UPC Broadband Holding BV, Term Loan AF	4.000%	1/31/21	BB	93,089

1,500	UPC Broadband Holding BV, Term Loan AH	3.250%	6/30/21	BB	1,494,844

1,000	Weather Channel Corporation, Term Loan, Second Lien	7.000%	12/13/20	B3	1,012,500

433	WMG Acquisition Corporation, Delayed Draw, Tranche 1, (WI/DD)	TBD	TBD	BB–	429,950

67	WMG Acquisition Corporation, Delayed Draw, Tranche 2, (WI/DD)	TBD	TBD	BB–	66,612

707	WMG Acquisition Corporation, Tranche B, Refinancing Term Loan	3.750%	7/01/20	BB–	703,657
14,922	Total Media				14,777,128
	Oil, Gas & Consumable Fuels – 4.1%

1,987	Crestwood Holdings LLC, Term Loan B, (WI/DD)	TBD	TBD	B	2,004,651

225	EP Energy LLC, Term Loan B3, Second Lien	3.500%	5/24/18	Ba3	224,051

2,000	Harvey Gulf International Marine, Inc., Term Loan B	5.500%	6/18/20	B1	2,005,000

1,500	Pacific Drilling S.A., Term Loan B	4.500%	6/03/18	B+	1,496,812

748	Rice Drilling LLC., Term Loan, Second Lien	8.500%	10/25/18	N/R	742,514

500	Ruby Western Pipeline Holdings LLC, Term Loan B	3.500%	3/27/20	BB+	498,750

208	Samson Investment Company, Initial Term Loan, Second Lien	6.000%	9/25/18	B1	208,333

1,999	Vantage Drilling Company, Term Loan B, DD1	5.750%	3/28/19	B–	2,010,707
9,167	Total Oil, Gas & Consumable Fuels				9,190,818
	Paper & Forest Products – 0.2%

200	Ranpak Corporation, Term Loan, First Lien	4.500%	4/23/19	N/R	201,500

200	Ranpak Corporation, Term Loan, Second Lien	8.500%	4/23/20	N/R	206,000
400	Total Paper & Forest Products				407,500
	Pharmaceuticals – 3.8%

216	Generic Drug Holdings, Inc., Term Loan B	5.000%	10/29/19	B+	217,836

555	Par Pharmaceutical Companies, Inc., Additional Term Loan B1	4.250%	9/30/19	B+	552,248

1,094	Pharmaceutical Product Development, Inc., Term Loan B, First Lien, DD1	4.250%	12/01/18	Ba3	1,097,507

278	Quintiles Transnational Corp., Term Loan B1	4.500%	6/08/18	BB–	279,933

99	Valeant Pharmaceuticals International, Inc., Series D, Term Loan	3.500%	2/19/19	Ba1	98,373

6,000	Valeant Pharmaceuticals International, Inc., Term Loan E, (WI/DD)	TBD	TBD	Ba1	5,997,324

67	Warner Chilcott Company LLC, Term Loan B1 Additional	4.250%	3/15/18	BBB–	67,001

16	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity (3)	Ratings (2)	Value

	Pharmaceuticals (continued)

$154	Warner Chilcott Corporation, Term Loan B1	4.250%	3/15/18	BBB–	$153,912

21	Warner Chilcott Corporation, Term Loan B2	4.250%	3/15/18	BBB–	20,698

121	Warner Chilcott Corporation, Term Loan B3	4.250%	3/15/18	BBB–	121,285
8,605	Total Pharmaceuticals				8,606,117
	Professional Services – 0.1%

219	CHG Healthcare, Term Loan, Second Lien	9.000%	11/19/20	CCC+	223,535
	Real Estate Investment Trust – 3.0%

2,000	Capital Automotive LP, Term Loan, Second Lien	6.000%	4/30/20	B1	2,045,000

2,740	iStar Financial, Inc., Term Loan, DD1	4.500%	10/15/17	BB–	2,777,415

1,995	Starwood Property Trust, Inc., Term Loan B	3.500%	4/17/20	BB+	1,994,168
6,735	Total Real Estate Investment Trust				6,816,583
	Real Estate Management & Development – 1.1%

993	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	BB–	993,995

1,496	Realogy Corporation, Term Loan B	4.500%	3/05/20	B+	1,504,666
2,489	Total Real Estate Management & Development				2,498,661
	Semiconductors & Equipment – 1.2%

2,494	Freescale Semiconductor, Inc., Term Loan, Tranche B4, (WI/DD)	TBD	TBD	B1	2,477,386

299	NXP Semiconductor LLC, Incremental Term Loan C	4.750%	1/10/20	B+	303,102
2,793	Total Semiconductors & Equipment				2,780,488
	Software – 5.2%

1,246	Blackboard, Inc., Term Loan B2	6.250%	10/04/18	B	1,257,557

2,685	Datatel Parent Corp, Term Loan B, DD1	4.500%	7/19/18	B+	2,695,082

1,496	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	BB–	1,492,883

4,101	Infor Enterprise Applications, Term Loan B, DD1	5.250%	4/05/18	Ba3	4,131,348

2,000	Misys PLC, Term Loan, First Lien, (WI/DD)	TBD	TBD	Ba3	2,014,376

199	RedPrairie Corporation, Term Loan, First Lien	6.750%	12/21/18	B+	199,995
11,727	Total Software				11,791,241
	Specialty Retail – 1.1%

1,000	Charlotte Russe, Inc., Initial Term Loan	6.750%	5/22/19	B2	995,000

456	Collective Brands, Inc., Term Loan B	7.250%	10/09/19	B	460,606

1,000	J.C. Penney Corporation, Inc., Term Loan, First Lien	6.000%	5/22/18	BB–	1,002,847
2,456	Total Specialty Retail				2,458,453
	Textiles, Apparel & Luxury Goods – 0.2%

499	Philips-Van Heusen Corporation, Term Loan B	3.250%	2/13/20	BBB–	499,165
	Trading Companies & Distributors – 0.2%

421	Wesco Distribution, Inc., Term Loan B	4.500%	12/04/19	Ba3	422,615
	Wireless Telecommunication Services – 3.1%

2,179	Clear Channel Communications, Inc., Tranche B, Term Loan, DD1	3.845%	1/29/16	CCC+	1,998,472

2,250	Cricket Communications, Inc., Term Loan C, DD1	4.750%	3/08/20	Ba3	2,233,593

1,995	Fairpoint Communications, Inc., Term Loan B, DD1	8.000%	2/11/19	B	1,956,169

497	IPC Systems, Inc., Term Loan, Tranche C, First Lien	7.750%	7/31/17	B1	472,918

250	Syniverse Holdings, Inc., Delayed Draw, Term Loan	4.000%	4/23/19	BB–	249,896
7,171	Total Wireless Telecommunication Services				6,911,048
$170,631	Total Variable Rate Senior Loan Interests (cost $169,905,740)				170,298,883

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Symphony Floating Rate Income Fund (continued)

June 30, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 31.9%

$71,888	Repurchase Agreement with State Street Bank, dated 6/28/13, repurchase price $71,888,550, collateralized by $56,915,000 U.S. Treasury Bonds, 5.250%, due 2/15/29, value $73,326,497	0.010%	7/01/13	$71,888,490
	Total Short-Term Investments (cost $71,888,490)			71,888,490
	Total Investments (cost $281,847,705) – 125.0%			281,632,935
	Other Assets Less Liabilities – (25.0)%			(56,269,549)
	Net Assets – 100%			$225,363,386

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$39,445,562	$—	$39,445,562
Variable Rate Senior Loan Interests	—	170,298,883	—	170,298,883
Short-Term Investments:
Repurchase Agreements	—	71,888,490	—	71,888,490
Total	$—	$281,632,935	$—	$281,632,935

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2013, the cost of investments was $281,893,279.

Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2013, were as follows:

Gross unrealized:
Appreciation	$876,626
Depreciation	(1,136,970)
Net unrealized appreciation (depreciation) of investments	$(260,344)

18	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.
(4)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.
Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
N/R	Not rated.
DD1	Portion of investment purchased on a delayed delivery basis.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. As of settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Symphony High Yield Bond Fund

June 30, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 94.2%

	Auto Components – 1.8%

$100	Ahern Rentals Inc., 144A	9.500%	6/15/18	B	$99,750
	Building Products – 4.8%

250	Gibraltar Steel Corporation	6.250%	2/01/21	BB–	258,750
	Chemicals – 2.3%

125	Hexion US Finance, 144A	6.625%	4/15/20	B1	124,688
	Commercial Services & Supplies – 8.7%

250	313 Group Incorporated, 144A	6.375%	12/01/19	B1	237,500

30	Ceridian Corporation, 144A	11.000%	3/15/21	CCC	33,150

204	Harland Clarke Holdings	9.500%	5/15/15	B–	201,958
484	Total Commercial Services & Supplies				472,608
	Containers & Packaging – 4.4%

250	Ardagh Packaging Finance / MP HD USA, 144A	7.000%	11/15/20	B3	240,938
	Distributors – 1.1%

50	HD Supply Inc.	11.500%	7/15/20	CCC+	58,000
	Diversified Consumer Services – 4.5%

250	NES Rental Holdings Inc., 144A	7.875%	5/01/18	CCC+	246,875
	Diversified Financial Services – 3.0%

80	Getco Finance Escrow LLC, 144A	8.250%	6/15/18	B	75,600

100	Springleaf Finance Corporation	6.000%	6/01/20	CCC+	89,500
180	Total Diversified Financial Services				165,100
	Health Care Equipment & Supplies – 4.0%

200	Kinetic Concepts	10.500%	11/01/18	B	215,000
	Health Care Providers & Services – 4.6%

250	IASIS Healthcare Capital Corporation	8.375%	5/15/19	CCC+	252,344
	Hotels, Restaurants & Leisure – 8.1%

100	Boyd Gaming Corporation	9.000%	7/01/20	B3	101,374

250	Caesars Operating Escrow, 144A	9.000%	2/15/20	B–	238,124

100	Station Casinos LLC, 144A	7.500%	3/01/21	CCC+	101,000
450	Total Hotels, Restaurants & Leisure				440,498
	Household Products – 0.9%

50	313 Group Incorporated, 144A	8.750%	12/01/20	CCC+	47,625
	IT Services – 1.5%

75	First Data Corporation	12.625%	1/15/21	B–	79,313
	Machinery – 7.4%

250	Cleaver-Brooks Inc., 144A	8.750%	12/15/19	B	262,500

141	Xerium Technologies	8.875%	6/15/18	B	141,705
391	Total Machinery				404,205
	Media – 10.1%

200	Cequel Communications Holding I LLC Capital	6.375%	9/15/20	B–	203,500

125	Clear Channel Communications, Inc.	11.000%	8/01/16	CCC–	110,313

125	Clear Channel Communications, Inc.	10.750%	8/01/16	CCC–	108,438

125	McGraw-Hill Global Education Holdings, 144A	9.750%	4/01/21	BB	127,813
575	Total Media				550,064

20	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Multiline Retail – 4.7%

$250	Bon-Ton Department Stores Inc., 144A	8.000%	6/15/21	B–	$254,063
	Oil, Gas & Consumable Fuels – 4.5%

200	Cheniere Energy Inc., 144A	5.625%	2/01/21	BB+	194,000

50	Sanchez Energy Corporation, 144A	7.750%	6/15/21	CCC+	48,750
250	Total Oil, Gas & Consumable Fuels				242,750
	Paper & Forest Products – 1.6%

100	Resolute Forest Products, 144A	5.875%	5/15/23	BB–	89,250
	Pharmaceuticals – 1.9%

100	VPII Escrow Corporation, 144A, (WI/DD)	7.500%	7/15/21	B1	103,500
	Semiconductors & Equipment – 1.8%

100	Advanced Micro Devices, Inc.	7.750%	8/01/20	B	97,250
	Specialty Retail – 6.9%

200	Claires Stores, Inc., 144A	9.000%	3/15/19	B2	220,000

150	Jo-Ann Stores Holdings Inc.	9.750%	10/15/19	CCC+	154,125
350	Total Specialty Retail				374,125
	Textiles, Apparel & Luxury Goods – 1.8%

100	Springs Industries Inc-SIWF Merger Sub	6.250%	6/01/21	B	98,000
	Wireless Telecommunication Services – 3.8%

100	MetroPCS Wireless Inc., 144A	6.250%	4/01/21	BB	101,750

100	MetroPCS Wireless Inc., 144A	6.625%	4/01/23	BB	101,750
200	Total Wireless Telecommunication Services				203,500
$5,130	Total Corporate Bonds (cost $5,129,370)				5,118,196

Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 5.9%

$320	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/13, repurchase price $320,169, collateralized by $330,000 U.S. Treasury Notes, 0.875%, due 2/28/17, value $329,988	0.010%	7/01/13		$320,168
	Total Short-Term Investments (cost $320,168)				320,168
	Total Investments (cost $5,449,538) – 100.1%				5,438,364
	Other Assets Less Liabilities – (0.1)%				(4,229)
	Net Assets – 100%				$5,434,135

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Symphony High Yield Bond Fund (continued)

June 30, 2013

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$5,118,196	$—	$5,118,196
Short-Term Investments:
Repurchase Agreements	—	320,168	—	320,168
Total	$—	$5,438,364	$—	$5,438,364

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2013, the cost of investments was $5,452,933.

Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2013, were as follows:

Gross unrealized:
Appreciation	$84,286
Depreciation	(98,855)
Net unrealized appreciation (depreciation) of investments	$(14,569)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

22	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust III

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: August 29, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: August 29, 2013